Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Balances and Transactions in Foreign Currencies

Note 16. Balances and Transactions in Foreign Currencies

Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different than the functional currency of the Company. For the three years ended on December 31, 2020,  2019 and 2018, the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets					Liabilities
Balances	Short-Term		Long-Term		Short-Term			Long- Term
As of December 31, 2020
U.S. dollars	Ps.	69,612	Ps.	1,143	Ps.	5,590	Ps.	122,000
Euros		479		—		458		24,521
Other currencies		46		1,349		21		—
Total	Ps.	70,137	Ps.	2,492	Ps.	6,069	Ps.	146,521
As of December 31, 2019
U.S. dollars	Ps.	58,151	Ps.	452	Ps.	5,597	Ps.	57,075
Euros		877		—		363		21,122
Other currencies		620		1,593		58		1
Total	Ps.	59,648	Ps.	2,045	Ps.	6,018	Ps.	78,198

			Other Operating		Purchases
Transactions	Revenues		Revenues		of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Other
For the year ended
December 31, 2020
U.S. dollars	Ps.	4,213	Ps.	1,478	Ps.	16,398	Ps.	13,660	Ps.	480	Ps.	79	Ps.	2,413
Euros		—		—		35		—		20		—		1
Other currencies		125		52		3		532		3		—		103
Total	Ps.	4,338	Ps.	1,530	Ps.	16,436	Ps.	14,192	Ps.	503	Ps.	79	Ps.	2,517
For the year ended
December 31, 2019
U.S. dollars	Ps.	5,487	Ps.	5,612	Ps.	17,941	Ps.	2,183	Ps.	718	Ps.	3,388	Ps.	4,348
Euros		—		—		538		397		33		5		2
Other currencies		1		982		—		—		2		—		132
Total	Ps.	5,488	Ps.	6,594	Ps.	18,479	Ps.	2,580	Ps.	753	Ps.	3,393	Ps.	4,482
For the year ended
December 31, 2018
U.S. dollars	Ps.	7,228	Ps.	130	Ps.	21,460	Ps.	2,309	Ps.	752	Ps.	2,166	Ps.	2,676
Euros		—		—		63		434		20		—		1
Other currencies		—		9		—		—		2		—		—
Total	Ps.	7,228	Ps.	139	Ps.	21,523	Ps.	2,743	Ps.	774	Ps.	2,166	Ps.	2,677

Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and at the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 9,
	2020	2019	2021
U.S. dollar	19.9487	18.8452	20.1765
Euro	24.5213	21.1223	23.8326